Deferred Costs and Deferred Revenues - Schedule of Change in Deferred Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Change in Deferred Revenues [Abstract]
Balance at the beginning of the year	$ 201,762	$ 185,002
Deferred revenue relating to new sales	104,450	163,872
Revenue recognized during the year	(163,872)	(147,112)
Balance at the end of the year	$ 142,340	$ 201,762